Shareholder's Equity - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 24, 2014	Dec. 31, 2014	Nov. 24, 2014	Dec. 31, 2013
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized to be repurchased	8,000,000.0		8,000,000.0
Common stock, value authorized to be repurchased	$ 30,000,000.0
Treasury Stock, Value, Acquired, Cost Method		$ 8,240,000
Common stock, shares authorized		5,000,000,000		5,000,000,000
Common stock, par value		$ 0.01		$ 0.01
Common stock, shares issued		232,770,000		224,100,000
Common stock, shares outstanding		215,784,000		217,035,000
Quantum Pacific Gibraltar Limited
Schedule Of Stockholders Equity [Line Items]
Percentage of outstanding shares		69.50%